Income Taxes - Schedule of Liability for Uncertain Tax Positions (Details)	12 Months Ended
Dec. 31, 2024 USD ($)
Schedule of Liability for Uncertain Tax Positions [Abstract]
Balance	$ 459,000
Increase/(decrease) based on current year tax positions	79,000
Lapses of applicable statutes
Balance	$ 538,000